Discontinued Operations Discontinued Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
5. Discontinued Operations
On February 12, 2013, the Company completed the sale of the Nurse Travel division for $33.7 million in cash and recognized a gain of $14.4 million, net of income taxes of $9.1 million. The Nurse Travel division, previously included in the Healthcare segment, has been presented as discontinued operations in our Consolidated Statements of Operations and Comprehensive Income for all periods presented.
On December 2, 2013, the Company completed the sale of its Allied Healthcare division for $28.7 million in cash and recognized a gain of $16.4 million, net of income taxes of $10.4 million. The Allied Healthcare division, previously included in the Healthcare segment, has been presented as discontinued operations in our Consolidated Statements of Operations and Comprehensive Income for all periods presented.
As of December 31, 2014, the Company closed its European retained search unit. Results for this European retained search unit, previously included in the Life Sciences Europe Segment, have been presented as discontinued operations in our Consolidated Statements of Operations and Comprehensive Income for all periods presented.
On February 1, 2015 the Company completed the sale of its Physician Segment for $123.0 million, of which $6.0 million was placed in escrow for a period of 12 months. The gain on the sale was $25.7 million (net of income taxes of $14.4 million). The operating results of this segment are presented as discontinued operations in the consolidated statements of operations and comprehensive income for all periods presented. The consolidated balance sheets at December 31, 2014 and 2013 separately state the assets and liabilities of the Physician Segment as discontinued operations.

The following table is a reconciliation of the major classes of assets and liabilities of the Physician Segment that are presented separately in the consolidated balance sheets at December 31, 2014 and December 31, 2013, to the previously reported balances:

	December 31, 2014
	As Previously Reported	Physician Segment	As Adjusted
Cash and cash equivalents	$31,714	$(2,854)	$28,860
Accounts receivable, net	298,761	(21,615)	277,146
Prepaid expenses and income taxes	14,513	(1,205)	13,308
Deferred income tax assets	19,067	(3,321)	15,746
Workers' compensation and medical malpractice receivable	18,728	(5,358)	13,370
Other current assets	3,121	—	3,121
Current assets of discontinued operations	—	34,353	34,353
Total current assets	385,904	—	385,904

Property and equipment, net	46,819	(2,508)	44,311
Goodwill	570,697	(58,637)	512,060
Identifiable intangible assets, net	262,569	(11,960)	250,609
Other non-current assets	8,185	(568)	7,617
Non-current assets of discontinued operations	—	73,673	73,673
Total assets	$1,274,174	$—	$1,274,174

Current portion of long-term debt	$18,250	$—	$18,250
Accounts payable	8,876	(951)	7,925
Accrued payroll and contract professional pay	87,189	(4,626)	82,563
Workers’ compensation and medical malpractice loss reserves	29,135	(13,571)	15,564
Income taxes payable	340	—	340
Other current liabilities	21,776	(1,047)	20,729
Current liabilities of discontinued operations	—	20,195	20,195
Total current liabilities	165,566	—	165,566

Long-term debt	396,875	—	396,875
Deferred income tax liabilities	67,909	(4,088)	63,821
Other long-term liabilities	9,416	(1,479)	7,937
Long-term liabilities of discontinued operations	—	5,567	5,567
Total liabilities	$639,766	$—	$639,766

	December 31, 2013
	As Previously Reported	Physician Segment	As Adjusted
Cash and cash equivalents	$37,350	$(2,326)	$35,024
Accounts receivable, net	262,200	(20,295)	241,905
Prepaid expenses and income taxes	8,686	(1,204)	7,482
Deferred income tax assets	17,530	(3,156)	14,374
Workers' compensation and medical malpractice receivable	21,200	(6,810)	14,390
Other current assets	3,471	(400)	3,071
Current assets of discontinued operations	—	34,191	34,191
Total current assets	350,437	—	350,437

Property and equipment, net	38,128	(2,080)	36,048
Goodwill	573,063	(58,637)	514,426
Identifiable intangible assets, net	287,855	(14,232)	273,623
Other non-current assets	9,326	(639)	8,687
Non-current assets of discontinued operations	—	75,588	75,588
Total assets	$1,258,809	$—	$1,258,809

Current portion of long-term debt	$10,000	$—	$10,000
Accounts payable	8,370	(1,010)	7,360
Accrued payroll and contract professional pay	76,567	(4,321)	72,246
Workers’ compensation and medical malpractice loss reserves	32,751	(15,628)	17,123
Income taxes payable	13,120	—	13,120
Other current liabilities	27,487	(1,027)	26,460
Current liabilities of discontinued operations	—	21,986	21,986
Total current liabilities	168,295	—	168,295

Long-term debt	389,813	—	389,813
Deferred income tax liabilities	50,606	(3,817)	46,789
Other long-term liabilities	9,962	(1,365)	8,597
Long-term liabilities of discontinued operations	—	5,182	5,182
Total liabilities	$618,676	$—	$618,676

Cash flows from discontinued operations are included in the consolidated statements of cash flows for the years ended December 31, 2014, 2013 and 2012. The cash flows that are attributable to the Physician Segment are as follows:

	Year Ended
	December 31,
	2014	2013	2012
Net cash provided by (used in) operating activities	$836	$(108)	$123
Net cash used in investing activities	$(308)	$(183)	$(574)

The following is a summary of the operating results of all of the Company's discontinued operations (in thousands):

	Year Ended
	December 31,
	2014	2013	2012
Revenues	$137,166	$153,465	$207,770
Cost of services	94,848	106,728	144,701
Gross profit	42,318	46,737	63,069
Selling, general and administrative expenses	33,078	38,991	42,334
Amortization of intangible assets	2,721	808	969
Operating income	6,519	6,938	19,766
Interest expense, net	—	(2,456)	(4,415)
Income before income taxes	6,519	4,482	15,351
Provision for income taxes	2,830	1,950	6,161
Income from discontinued operations	$3,689	$2,532	$9,190